Skadden, Arps, Slate, Meagher & Flom LLP

Four Times Square

New York, NY 10036

212-735-3000

August 20, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	NIC MSR LLC Draft Registration Statement on Form
S-11

Ladies and Gentleman:

On behalf of NIC MSR LLC, a Delaware limited liability company (the “Company”), and in contemplation of the Company’s separation from its parent, Newcastle Investment Corp., a Maryland corporation (“Newcastle”), and pursuant to the provisions of the Jumpstart Our Business Startups Act (the “JOBS Act”), we submit herewith for confidential review by the Staff of the Securities and Exchange Commission (the “Commission”), a draft of the Company’s Registration Statement on Form S-11 (the “Registration Statement”), in the form of a text searchable PDF file. The Company hereby confirms its status as an “emerging growth company” as defined in Section 2(a)(19) of the Securities Act of 1933, as amended. We are submitting the Registration Statement in accordance with the procedures described in the announcement of the Division of Corporation Finance of the Commission regarding submission of draft registration statements by emerging growth companies pursuant to the JOBS Act contained in the Commission’s website (the “Interim Procedures”).

Securities and Exchange Commission

August 20, 2012

To assist the Staff with its review of the Registration Statement, we note that the Company is a wholly owned subsidiary of Newcastle. Prior to the initial public filing of the Registration Statement, the Company will be converted into a Delaware corporation and change its name. The Registration Statement submitted herewith assumes such conversion into a corporation and refers to the post-conversion corporation as Spinco Inc.

Since this is a confidential submission, the Registration Statement has not been signed and the Company is not submitting a filing fee at this time, as permitted by the Interim Procedures.

Should any member of the Staff have any questions or comments concerning this filing or the materials submitted herewith, or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to Richard Aftanas as (212) 735-4112, Joseph Coco at (212) 735-3050 or the undersigned, Michael Schwartz, at (212) 735-3694.

Sincerely,

/s/ Michael Schwartz